Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 08, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and the average “compensation actually paid” to our non-PEO named executive officers (“Non-PEO NEOs”) and certain financial performance of the Company.

For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “—Compensation Discussion and Analysis”.

									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total: Mr. Bird (1)	Compensation Actually Paid: Mr. Bird	Summary Compensation Table Total: Mr. DeBerry (2)	Compensation Actually Paid: Mr. DeBerry (3)	Summary Compensation Table Total: Mr. Anderson (4)	Compensation Actually Paid: Mr. Anderson (5)	Average Summary Compensation Table Total: Non-PEO NEOs (6)	Average Compensation Actually Paid to Non-PEO NEOs (7)	Total Shareholder Return (8)	Peer Group Total Shareholder Return (9)	Net Income (10) ($mm)	Adjusted EBITDA (11) ($mm)
2025	—	—	—	—	$ 3,283,511	$ 4,049,094	$ 1,625,663	$ 1,721,949	$73.84	$184.92	$ 83	$ 188
2024	9,088,647	7,720,843	—	—	2,873,972	1,777,490	2,649,647	2,396,743	$47.16	$176.16	140	139
2023	3,739,195	2,000,342	—	—	—	—	1,477,500	708,151	$78.56	$200.99	0.6	47
2022	4,056,407	3,246,493	—	—	—	—	2,278,770	1,928,341	$91.73	$197.44	0.4	30
2021	—	—	6,083,948	(165,868)	—	—	1,734,119	(302,041)	$66.44	$120.03	(128)	15
(1)
The dollar amounts reported in this column are the amounts reported for Mr. Bird in the “Total” column of our Summary Compensation Table for 2022, 2023 and 2024, respectively. Mr. Anderson began serving as our principal executive officer on September 9, 2024.
(2)
The dollar amount reported in this column is the amount reported for Mr. DeBerry in the “Total” column of our Summary Compensation Table for 2021.
(3)
The dollar amount reported in this column represents the amount of “compensation actually paid” to Mr. DeBerry, as computed in accordance with Item 402(v) of Regulation S-K and does not reflect the total compensation actually realized or received by Mr. DeBerry. Information on the calculation of such amount is included in our 2023 Proxy Statement.
(4)
The dollar amounts reported in this column are the amounts reported for Mr. Anderson in the “Total” column of our Summary Compensation Table for 2024 and 2025, respectively.
(5)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Anderson, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Anderson. In accordance with these rules, for 2025, this amount reflects the “Total” as set forth in the Summary Compensation Table, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Information on the calculation of such amount for 2024 is included in our 2025 Proxy Statement.

Compensation Actually Paid to Mr. Anderson	2025
2025 Summary Compensation Table Total	$ 3,283,511
Less, value of Stock Awards reported in 2025 Summary Compensation Table	2,222,492
Plus, year-end fair value of outstanding and unvested equity awards granted in 2025	1,586,356
Plus, fair value as of vesting date of equity awards granted and vested in 2025	911
Plus (less), change in fair value from December 31, 2024 to December 31, 2025 of outstanding and unvested equity awards granted in prior years	1,180,779
Plus (less), change in fair value from December 31, 2024 to the vesting date of equity awards granted in prior years that vested in the year	220,029
Less, prior year-end fair value for any equity awards forfeited in the year	—
2025 Compensation Actually Paid to Mr. Anderson	$ 4,049,094
(6)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2025, Messrs. Reed and Reddout; (ii) for 2024, Messrs. Reed, Reddout, McClure, Webster and Underwood; (iii) for 2023 and 2022, Messrs. McClure, Webster and Underwood; and (iv) for 2021, Messrs. Bird, Kumar and Webster.
(7)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs set forth in footnote 7 for each year, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, for 2025, this amount reflects the average of the “Total” for each Non-PEO NEO as set forth in the Summary Compensation Table for 2025, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. Information on the calculation of such amounts for 2021-2022 is included in our 2023 Proxy Statement, information on the calculation of such amount for 2023 is included in our 2024 Proxy Statement and information on the calculation of such amount for 2024 is included in our 2025 Proxy Statement.

Average Compensation Actually Paid to Non-PEO NEOs	2025
Average 2025 Summary Compensation Table Total	$ 1,625,663
Less, average value of Stock Awards reported in Summary Compensation Table	834,003
Plus, average year-end fair value of outstanding and unvested equity awards granted in 2025	594,875
Plus, average fair value as of vesting date of equity awards granted and vested in 2025	911
Plus (less), average change in fair value from December 31, 2024 to December 31, 2025 of outstanding and unvested equity awards granted in prior years	251,994
Plus (less), average change in fair value from December 31, 2024 to the vesting date of equity awards granted in prior years that vested in the year	82,509
Less, average prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	$ 1,721,949

(8)
TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.
(9)
The peer group used for this purpose is the VanEck OIH Index.
(10)
The dollar amounts reported represent the amount of net income (or loss) reflected in the Company’s audited financial statements for the applicable year.
(11)
Adjusted EBITDA is net income excluding income taxes, interest income and expense, depreciation and amortization expense, and adjusted to remove any one-time irregular items, whether gains or losses, including but not limited to stock-based compensation, significant litigation expense, goodwill impairments, asset write-downs, gain on any sale or divestiture of assets or businesses, restructuring costs and foreign exchange gains or losses.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2025, Messrs. Reed and Reddout; (ii) for 2024, Messrs. Reed, Reddout, McClure, Webster and Underwood; (iii) for 2023 and 2022, Messrs. McClure, Webster and Underwood; and (iv) for 2021, Messrs. Bird, Kumar and Webster.
Peer Group Issuers, Footnote			(9) The peer group used for this purpose is the VanEck OIH Index.
PEO Total Compensation Amount	$ 2,873,972	$ 9,088,647	$ 3,283,511		$ 3,739,195	$ 4,056,407	$ 6,083,948
PEO Actually Paid Compensation Amount	$ 1,777,490	$ 7,720,843	$ 4,049,094		2,000,342	3,246,493	(165,868)
Adjustment To PEO Compensation, Footnote
(5)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Anderson, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Anderson. In accordance with these rules, for 2025, this amount reflects the “Total” as set forth in the Summary Compensation Table, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Information on the calculation of such amount for 2024 is included in our 2025 Proxy Statement.

Compensation Actually Paid to Mr. Anderson	2025
2025 Summary Compensation Table Total	$ 3,283,511
Less, value of Stock Awards reported in 2025 Summary Compensation Table	2,222,492
Plus, year-end fair value of outstanding and unvested equity awards granted in 2025	1,586,356
Plus, fair value as of vesting date of equity awards granted and vested in 2025	911
Plus (less), change in fair value from December 31, 2024 to December 31, 2025 of outstanding and unvested equity awards granted in prior years	1,180,779
Plus (less), change in fair value from December 31, 2024 to the vesting date of equity awards granted in prior years that vested in the year	220,029
Less, prior year-end fair value for any equity awards forfeited in the year	—
2025 Compensation Actually Paid to Mr. Anderson	$ 4,049,094

Non-PEO NEO Average Total Compensation Amount			$ 1,625,663	$ 2,649,647	1,477,500	2,278,770	1,734,119
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,721,949	2,396,743	708,151	1,928,341	(302,041)
Adjustment to Non-PEO NEO Compensation Footnote
(7)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs set forth in footnote 7 for each year, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, for 2025, this amount reflects the average of the “Total” for each Non-PEO NEO as set forth in the Summary Compensation Table for 2025, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. Information on the calculation of such amounts for 2021-2022 is included in our 2023 Proxy Statement, information on the calculation of such amount for 2023 is included in our 2024 Proxy Statement and information on the calculation of such amount for 2024 is included in our 2025 Proxy Statement.

Average Compensation Actually Paid to Non-PEO NEOs	2025
Average 2025 Summary Compensation Table Total	$ 1,625,663
Less, average value of Stock Awards reported in Summary Compensation Table	834,003
Plus, average year-end fair value of outstanding and unvested equity awards granted in 2025	594,875
Plus, average fair value as of vesting date of equity awards granted and vested in 2025	911
Plus (less), average change in fair value from December 31, 2024 to December 31, 2025 of outstanding and unvested equity awards granted in prior years	251,994
Plus (less), average change in fair value from December 31, 2024 to the vesting date of equity awards granted in prior years that vested in the year	82,509
Less, average prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	$ 1,721,949

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Relative TSR
Free Cash Flow
Adjusted EBITDA

Total Shareholder Return Amount			$ 73.84	47.16	78.56	91.73	66.44
Peer Group Total Shareholder Return Amount			184.92	176.16	200.99	197.44	120.03
Net Income (Loss)			$ 83,000,000	$ 140,000,000	$ 600,000	$ 400,000	$ (128,000,000)
Company Selected Measure Amount			188,000,000	139,000,000	47,000,000	30,000,000	15,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(11)
Adjusted EBITDA is net income excluding income taxes, interest income and expense, depreciation and amortization expense, and adjusted to remove any one-time irregular items, whether gains or losses, including but not limited to stock-based compensation, significant litigation expense, goodwill impairments, asset write-downs, gain on any sale or divestiture of assets or businesses, restructuring costs and foreign exchange gains or losses.

Mr. Anderson [Member]
Pay vs Performance Disclosure
PEO Name	Mr. Anderson		Mr. Anderson
Mr Bird [Member]
Pay vs Performance Disclosure
PEO Name		Mr. Bird			Mr. Bird	Mr. Bird
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,222,492)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,586,356
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			911
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,180,779
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			220,029
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(834,003)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			594,875
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			911
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			251,994
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 82,509